Statements of Changes in Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in Plan's interest in Fortune Brands Innovations, Inc.
Defined Contribution Master Trust	$ 9,471	$ 7,236
Interest income on notes receivable from participants	263	217
Company contributions	3,732	2,918
Participant contributions	4,694	4,780
Rollover contributions	44	125
Total additions	18,204	15,276
Deductions
Benefits paid to participants	12,086	9,630
Administrative expense	216	244
Total deductions	12,302	9,874
Net increase prior to transfers	5,902	5,402
Transfers from the Plan, net (See Note C)	(88)	(179)
NET INCREASE	5,814	5,223
Net assets available for benefits
Beginning of year	68,492	63,269
End of year	$ 74,306	$ 68,492